Accrued expenses and other current liabilities	9 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Accrued expenses and other current liabilities

7. Accrued expenses and other current liabilities

The following summarizes the balances of accrued expenses and other current liabilities ($ in thousands):

	September 30, 2021	December 31, 2020
Payroll and other employee benefits	$370	$155
Professional fees	1,181	108
Research and development costs	664	—
Operating lease liabilities, current portion	2,175	209
Other accrued expenses	352	53
Total accrued expenses and other current liabilities	$4,742	$525